INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2019	Jun. 30, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 10,568,858	$ 3,450,873
Other financial assets	5,018,453	4,683,508
Trade receivables	77,760,561	59,236,377
Other receivables	3,731,810	1,981,829
Income and minimum presumed income taxes recoverable	80,039	1,263,795
Inventories	30,779,336	27,322,003
Biological assets	1,128,346	270,579
Total current assets	129,067,403	98,208,964
NON-CURRENT ASSETS
Other financial assets	334,615	376,413
Other receivables	1,752,131	1,560,310
Income and minimum presumed income taxes recoverable	5,600	1,184
Deferred tax assets	1,987,574	3,743,709
Investments in joint ventures and associates	24,270,981	25,321,028
Property, plant and equipment	41,586,032	43,834,548
Intangible assets	35,298,224	39,616,426
Goodwill	26,468,268	29,804,715
Right of use asset	807,833
Total non-current assets	132,511,258	144,258,333
Total assets	261,578,661	242,467,297
CURRENT LIABILITIES
Trade and other payables	55,356,154	40,578,494
Borrowings	71,083,500	66,477,209
Employee benefits and social security	4,662,697	5,357,218
Deferred revenue and advances from customers	5,749,476	1,074,463
Income and minimum presumed income taxes payable	2,109,114	142,028
Government grants	1,495	2,110
Financed payment - Acquisition of business		2,826,611
Lease liability	657,633
Total current liabilities	139,620,069	116,458,133
NON-CURRENT LIABILITIES
Trade and other payables	452,654	452,654
Borrowings	40,082,075	37,079,521
Employee benefits and social security	200,459
Government grants	4,243	8,098
Due to joint ventures and associates	1,704,901	1,970,903
Deferred tax liabilities	16,328,476	21,101,871
Provisions	287,325	439,740
Private warrants	1,302,524	2,861,511
Lease liability	528,179
Total non-current liabilities	60,890,836	63,914,298
Total liabilities	200,510,905	180,372,431
EQUITY
Equity attributable to owners of the parent	46,741,879	47,301,863
Non-controlling interests	14,325,877	14,793,003
Total equity	61,067,756	62,094,866
Total equity and liabilities	$ 261,578,661	$ 242,467,297